Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Customers and Vendor Concentrations

For the six months ended June 30, 2022 and 2021, customer concentrations in excess of 10% consolidated sales are as follows:

	Six Months Ended June 30,		Period Ended June 30,
	2022	2021	2022	2021
	Sales		Accounts Receivable
Customer A	46%	—	22%	—
Customer B	—	—	29%	—
Customer C	—	15%	—	23%
Customer D		—	—	13%
Customer E	—	12%	—	—

For the year ended December 31, 2021 and 2020, customers and vendor concentrations in excess of 10% of consolidated sales and purchases are as follows:

		For the Year
		Ended December, 31
		2021	2020
Customers:
	Customer A	12%	27%
	Customer B	11%	13%
	Customer C	10%	-
Vendor:
	Vendor A	-	19%

As of December 31, 2021 the following customers represented more than 10% of accounts receivable balances. No vendors represented more than 10% of the accounts payable balance:

		Accounts	Accounts
		Receivable	Payable
Customers:
	Customer A	19%	-
	Customer B	15%	-
Vendors:			-
	Vendor A	-	10%

Summary of Net Sales Disaggregated by Channel

The following table shows the net sales of the Company disaggregated by channel for the year ended December 31, 2021 and 2020 (in thousands):

	For the Year
	ended December 31,
(In thousands)	2021	2020
e-Commerce	$10,874	$6,284
Wholesale	13,654	6,151
Private label	5,554	4,567
Ending balance	$30,082	$17,002